Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net loss	$ (140,391)	$ (96,322)	$ (53,909)
Net loss attributable to ordinary shareholders—basic and diluted	$ (140,391)	$ (96,322)	$ (53,909)
Denominator
Weighted-average number of ordinary shares used in net loss per share—basic and diluted	35,704,368	14,152,843	6,347,818
Net loss per share attributable to ordinary shareholders—basic and diluted	$ (3.93)	$ (6.81)	$ (8.49)